Income Taxes (Components Of The Provision For Income Taxes From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Contingency [Line Items]
Current income tax expense, U.S.									$ 81.7	$ 159.5	$ 218.3
Total current income tax expense									81.7	159.5	218.3
Deferred income tax expense (benefit), U.S.									14.3	20.5	4.1
Total deferred income tax expense (benefit)									14.3	20.5	4.1
Total income tax expense	11.9	26.7	22.4	35.0	50.3	29.6	47.9	52.2	96.0	180.0	222.4
United States [Member]
Income Tax Contingency [Line Items]
Current income tax expense, U.S.									9.8	71.9	103.7
Deferred income tax expense (benefit), U.S.									15.2	20.5	13.9
Non-U.S.[Member]
Income Tax Contingency [Line Items]
Current income tax expense, Non-U.S.									71.9	87.6	114.6
Deferred income tax expense (benefit), Non-U.S.									$ (0.9)		$ (9.8)